UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form 13F
Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  09/30/08

Check here if Amendment   [   ] ;  Amendment Number:
This Amendment  (Check only one.) :  [   ] is a restatement
             [  ] adds new holding entries
Institutional Investment Manager Filing this Report:
Name:		Charles D. Hyman
Address:	224 Ponte Vedra Park Drive
		Suite 200
		Ponte Vedra Beach, FL  32082
Form 13F File Number  :  28-6349

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the reports is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Jose Hernandez
Title:  		Operations Manager
Phone:		(904) 543-0360

Signature, Place and Date of Signing:

Jose Hernandez			Ponte Vedra Beach, FL    07 November 2008
[Signature]			[City, State]			[Date]

Report Type (Check only one) :
[ X ]  13F HOLDINGS REPORT.  (Check here is all holdings of this reporting manager are reported in this report.
[     ]  13F NOTICE.  (Check here is no holdings reported are in this report,
		and all holdings are reported by other reporting manager(s).)
[     ]  13F COMBINATION REPORT.  (Check here is a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total:		119

Form 13F Information Table Value Total:	              $227,990  (thousands)
List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           Value   Shares/  Sh/ Put/ Invstmt    OTHER          VOTING AUTHORITY
        Name of Issuer          Title of class    CUSIP   (x$1000) Prn Amt  Prn Call Dscretn   Managers     Sole    Shared   None
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AES Corporation                COM              00130H105      863 73784.000SH       Sole                73784.000
AT&T Corp.                     COM              001957109      645 23105.000SH       Sole                23105.000
Alliance Healthcard            COM              01860F103       14 21000.000SH       Sole                21000.000
Allied Capital Corp            COM              01903Q108      319 29516.000SH       Sole                29516.000
Allstate Corp.                 COM              020002101      662 14358.000SH       Sole                14358.000
American Electric Power        COM              025537101      471 12710.000SH       Sole                12710.000
American Express               COM              025816109      618 17452.194SH       Sole                17452.194
American Natl Ins Co.          COM              028591105     6271 72640.000SH       Sole                72640.000
Anheuser Busch Cos.            COM              035229103      346 5327.000 SH       Sole                 5327.000
Apollo Investment Corp         COM              03761U106      324 19000.000SH       Sole                19000.000
Apple Computer                 COM              037833100      282 2484.000 SH       Sole                 2484.000
Ares Capital Corporation       COM              04010L103      163 15600.000SH       Sole                15600.000
BB&T Corporation               COM              054937107     3884 102747.525SH      Sole               102747.525
BP plc (ADR)                   COM              055622104      619 12333.000SH       Sole                12333.000
Bank of America                COM              060505104     4903 140085.132SH      Sole               140085.132
Barrick Gold Corp              COM              067901108     5189 141240.000SH      Sole               141240.000
Baxter Intl. Inc.              COM              071813109      291 4437.000 SH       Sole                 4437.000
Becton Dickinson & Company     COM              075887109      614 7655.000 SH       Sole                 7655.000
Berkshire Hathaway Class B     COM              084670207    11875 2702.000 SH       Sole                 2702.000
Berkshire Hathaway Inc 1/100   COM                             392  300.000 SH       Sole                  300.000
Boeing                         COM              097023105     1004 17510.000SH       Sole                17510.000
Bristol Myers Squibb           COM              110122108     2286 109655.000SH      Sole               109655.000
C.R. Bard Inc                  COM              067383109      228 2400.000 SH       Sole                 2400.000
Canadian National Railway Co   COM              136375102      258 5400.000 SH       Sole                 5400.000
Cardero Resource Corp          COM              14140U105      384 270100.000SH      Sole               270100.000
Caterpillar Inc Del Com        COM              149123101     1759 29510.000SH       Sole                29510.000
Charles Schwab & Company       COM              808513105      495 19033.000SH       Sole                19033.000
Chevron Texaco                 COM              166764100     1041 12621.000SH       Sole                12621.000
Coca Cola                      COM              191216100      957 18102.000SH       Sole                18102.000
Colgate Palmolive              COM              194162103      647 8580.000 SH       Sole                 8580.000
Colonial Bancgroup  Inc.       COM              195493309      442 56174.000SH       Sole                56174.000
Commercial Net Realty          COM              202218103      605 25250.000SH       Sole                25250.000
ConocoPhillips                 COM              20825C104     9837 134287.000SH      Sole               134287.000
Constellation Brands           COM              21036P108      938 43700.000SH       Sole                43700.000
Duke Energy Corp.              COM              264399106     4590 263353.000SH      Sole               263353.000
E I Dupont De Nemour           COM              263534109      540 13399.937SH       Sole                13399.937
EMC Corporation                COM              268648102      766 64017.000SH       Sole                64017.000
Emerson Electric               COM              291011104     8213 201339.117SH      Sole               201339.117
Express Scripts, Inc           COM              302182100      480 6500.000 SH       Sole                 6500.000
Exxon Mobil Corp               COM              302290101     5371 69162.160SH       Sole                69162.160
Flowers Foods, Inc.            COM              343496105      847 28844.000SH       Sole                28844.000
Fluor Corp.                    COM              343861100      267 4800.000 SH       Sole                 4800.000
Genco Shipping                 COM              Y2685T107      662 19905.000SH       Sole                19905.000
General Dynamics               COM              369550108     6313 85745.000SH       Sole                85745.000
General Electric               COM              369604103     8358 327750.440SH      Sole               327750.440
Genuine Parts                  COM              372460105     1478 36747.000SH       Sole                36747.000
Goldman Sachs Group Inc        COM              38141G104     2761 21570.000SH       Sole                21570.000
H J Heinz                      COM              423074103     2223 44489.313SH       Sole                44489.313
HEICO Corp.                    COM              422806109     1096 33402.000SH       Sole                33402.000
Hawaiian Electric Industries   COM              419870100     4611 158409.000SH      Sole               158409.000
Home Depot                     COM              437076102      593 22920.000SH       Sole                22920.000
Intel Corporation              COM              458140100     1209 64535.116SH       Sole                64535.116
International Business Machine COM              459200101      985 8420.758 SH       Sole                 8420.758
J.P Morgan Chase & Co.         COM              46625H100      288 6172.000 SH       Sole                 6172.000
Johnson & Johnson              COM              478160104    11266 162614.000SH      Sole               162614.000
Johnson Controls               COM              478366107     5208 171700.000SH      Sole               171700.000
Kinder Morgan Energy Partners  COM              494550106      505 9700.000 SH       Sole                 9700.000
Lantronix Inc.                 COM              516548104        5 10800.000SH       Sole                10800.000
Lowe's Companies, Inc.         COM              548661107      393 16582.000SH       Sole                16582.000
Mcdonalds Corp.                COM              580135101     2410 39063.525SH       Sole                39063.525
Merck & Co. Inc.               COM              589331107      680 21554.000SH       Sole                21554.000
Microsoft Corporation          COM              594918104     2994 112169.451SH      Sole               112169.451
Minnesota Mining Mfg           COM              604059105     3781 55350.000SH       Sole                55350.000
Monsanto Company               COM              61166W101     2424 24490.258SH       Sole                24490.258
Motorola, Inc.                 COM              620076109      115 16106.473SH       Sole                16106.473
Nordstrom, Inc.                COM              655664100     1366 47394.929SH       Sole                47394.929
Occidental Petroleum           COM              674599105      479 6800.000 SH       Sole                 6800.000
Oracle Corporation             COM              68389X105      340 16716.000SH       Sole                16716.000
Patriot Transportation Holding COM              70337B102     5057 64010.000SH       Sole                64010.000
Penn West Energy Trust         COM              707885109     1944 80700.000SH       Sole                80700.000
Pepco Holdings Inc.            COM              737679100      338 14762.000SH       Sole                14762.000
Pepsico Inc.                   COM              713448108     7794 109355.631SH      Sole               109355.631
Pfizer                         COM              717081103     1718 93189.000SH       Sole                93189.000
Philip Morris International    COM              718172109      231 4810.000 SH       Sole                 4810.000
Piedmont Natural Gas Co.       COM              720186105     1427 44650.000SH       Sole                44650.000
Post Properties Inc.           COM              737464107      221 7900.000 SH       Sole                 7900.000
Potash Corp. of Saskatchewan,  COM              73755L107      521 3950.000 SH       Sole                 3950.000
Procter & Gamble               COM              742718109     9577 137423.000SH      Sole               137423.000
Protective Life Corp.          COM              743674103      299 10490.000SH       Sole                10490.000
Raytheon Company               COM              755111507      589 11000.000SH       Sole                11000.000
Regency Centers Corporation    COM              758939102      952 14270.000SH       Sole                14270.000
Regions Financial Corp.        COM              7591ep100      626 65184.000SH       Sole                65184.000
Royal Dutch Petroleum          COM              780257804     1591 26966.000SH       Sole                26966.000
S&P 400 Midcap MDRS            COM              595635103     1765 13395.000SH       Sole                13395.000
Saul Centers Inc.              COM              804395101      329 6500.000 SH       Sole                 6500.000
Schlumberger Limited           COM              806857108      374 4785.000 SH       Sole                 4785.000
Sony Corporation               COM              835699307      591 19130.000SH       Sole                19130.000
Southern Company               COM              842587107     6664 176819.000SH      Sole               176819.000
Spectra Energy Corp.           COM              847560109     3442 144620.000SH      Sole               144620.000
Stryker Corp Com               COM              863667101      796 12780.000SH       Sole                12780.000
Sysco Corporation              COM              871829107      542 17585.000SH       Sole                17585.000
Target Inc.                    COM              87612E106     1089 22196.000SH       Sole                22196.000
United Technologies Corp.      COM              913017109      298 4958.000 SH       Sole                 4958.000
Vanguard Index Small-Cap Growt COM              922908595      333 5620.000 SH       Sole                 5620.000
Vanguard Index Small-Cap Value COM              922908611      214 3600.000 SH       Sole                 3600.000
Vanguard Mid-Cap VIPERs        COM              922908629      656 11050.000SH       Sole                11050.000
Vulcan Materials Company       COM              929160109     7161 96122.763SH       Sole                96122.763
Wachovia Corp.                 COM              929771103      266 76046.003SH       Sole                76046.003
Wal-Mart Stores                COM              931142103      415 6930.000 SH       Sole                 6930.000
Walgreen Co                    COM              931422109      438 14135.000SH       Sole                14135.000
Walt Disney                    COM              254687106      226 7366.000 SH       Sole                 7366.000
Wealth Minerals LTD F          COM              946885100       30 102000.000SH      Sole               102000.000
Wells Fargo & Co.              COM              949746101     9381 249965.000SH      Sole               249965.000
Weyerhaeuser Co.               COM              962166104     4745 78322.918SH       Sole                78322.918
Wyeth                          COM              983024100      204 5525.158 SH       Sole                 5525.158
Zimmer Holdings Inc.           COM              98956P102      619 9588.000 SH       Sole                 9588.000
ebank Financial Services Inc.  COM              278608104        1 30143.000SH       Sole                30143.000
iShares International Index Fu COM              464288885     5381 95579.282SH       Sole                95579.282
iShares MSCI Brazil Index Fund COM              464286400      459 8150.000 SH       Sole                 8150.000
Enerplus Resources Fund                         29274D604      433 11650.000SH       Sole                11650.000
Provident Energy Trust                          74386K104      377 42000.000SH       Sole                42000.000
iShares MSCI Mexico Index                       464286822      238 5100.000 SH       Sole                 5100.000
Alabama Power 5.20% Div Qualif PFD              010392595      294    16650 SH       Sole                    16650
Citigroup VII 7.125%           PFD              17306n203      764    47455 SH       Sole                    47455
Goldman Sachs Group 6.20% Div. PFD              38144x500     1590    78575 SH       Sole                    78575
JP Morgan Pfd. 7.00% 2/15/32   PFD              46623d200      322    14000 SH       Sole                    14000
JPM Chase Series S 6.625%      PFD              48123a207      750    36050 SH       Sole                    36050
Entergy Corp 7.625% Conv Pfd D                  29364G202      374     7200 SH       Sole                     7200
Nicholas-Applegate Cnvrt & Inc                  65370F101      305    37783 SH       Sole                    37783